Quarterly Holdings Report
for

Fidelity® Mid Cap Growth Index Fund

September 30, 2020

MCG-QTLY-1120
1.9896344.101

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Entertainment - 3.0%
Live Nation Entertainment, Inc. (a)	17,337	$934,118
Roku, Inc. Class A (a)	12,941	2,443,261
Spotify Technology SA (a)	16,009	3,883,303
Take-Two Interactive Software, Inc. (a)	12,713	2,100,442
World Wrestling Entertainment, Inc. Class A (b)	5,610	227,037
Zynga, Inc. (a)	89,233	813,805
		10,401,966
Interactive Media & Services - 1.7%
InterActiveCorp (a)	9,168	1,098,143
Match Group, Inc. (a)	26,763	2,961,326
Pinterest, Inc. Class A (a)	40,768	1,692,280
Zillow Group, Inc.:
Class A (a)	789	80,115
Class C (a)(b)	1,871	190,075
		6,021,939
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	37,353	971,178
Cable One, Inc.	653	1,231,186
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	1,149	38,112
Liberty SiriusXM Series C (a)	2,487	82,270
Nexstar Broadcasting Group, Inc. Class A	3,572	321,230
Sirius XM Holdings, Inc.	86,756	465,012
		3,108,988

TOTAL COMMUNICATION SERVICES		19,532,893

CONSUMER DISCRETIONARY - 11.2%
Distributors - 0.4%
Pool Corp.	4,739	1,585,385
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	5,079	772,211
Chegg, Inc. (a)(b)	14,798	1,057,169
Frontdoor, Inc. (a)	1,768	68,793
H&R Block, Inc.	16,577	270,039
		2,168,212
Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. (a)	3,406	4,236,076
Domino's Pizza, Inc.	4,763	2,025,609
Dunkin' Brands Group, Inc.	8,536	699,184
Planet Fitness, Inc. (a)	5,564	342,854
Vail Resorts, Inc.	392	83,876
Wendy's Co.	21,913	488,550
Wynn Resorts Ltd.	2,955	212,199
Yum China Holdings, Inc.	3,379	178,918
		8,267,266
Household Durables - 0.2%
NVR, Inc. (a)	42	171,491
Tempur Sealy International, Inc. (a)	4,279	381,644
		553,135
Internet & Direct Marketing Retail - 1.2%
Etsy, Inc. (a)	14,428	1,754,878
Expedia, Inc.	1,851	169,718
GrubHub, Inc. (a)	1,083	78,333
Wayfair LLC Class A (a)(b)	7,420	2,159,294
		4,162,223
Leisure Products - 0.2%
Mattel, Inc. (a)(b)	24,948	291,892
Peloton Interactive, Inc. Class A (a)	2,904	288,193
Polaris, Inc.	736	69,434
		649,519
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	13,718	1,253,002
Ollie's Bargain Outlet Holdings, Inc. (a)	5,922	517,287
		1,770,289
Specialty Retail - 4.3%
AutoZone, Inc. (a)	1,687	1,986,679
Best Buy Co., Inc.	5,051	562,126
Burlington Stores, Inc. (a)	7,101	1,463,445
CarMax, Inc. (a)	1,491	137,038
Carvana Co. Class A (a)(b)	6,681	1,490,264
Five Below, Inc. (a)	6,673	847,471
Floor & Decor Holdings, Inc. Class A (a)	11,468	857,806
O'Reilly Automotive, Inc. (a)	8,951	4,127,127
Tractor Supply Co.	14,129	2,025,251
Ulta Beauty, Inc. (a)	6,122	1,371,206
Vroom, Inc.	2,380	123,236
Williams-Sonoma, Inc.	1,530	138,373
		15,130,022
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	13,894	4,576,267
VF Corp.	2,287	160,662
		4,736,929

TOTAL CONSUMER DISCRETIONARY		39,022,980

CONSUMER STAPLES - 4.2%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	1,087	960,212
Brown-Forman Corp.:
Class A	4,712	323,620
Class B (non-vtg.) (b)	18,801	1,416,091
		2,699,923
Food & Staples Retailing - 0.1%
Albertsons Companies, Inc. (a)(b)	2,082	28,836
Grocery Outlet Holding Corp. (a)(b)	4,620	181,658
Sprouts Farmers Market LLC (a)	12,145	254,195
		464,689
Food Products - 1.7%
Beyond Meat, Inc. (a)(b)	5,026	834,618
Campbell Soup Co.	10,686	516,882
Kellogg Co.	10,404	671,994
Lamb Weston Holdings, Inc. (b)	4,085	270,713
McCormick & Co., Inc. (non-vtg.)	8,476	1,645,192
Pilgrim's Pride Corp. (a)	1,978	29,601
The Hershey Co.	13,926	1,996,153
		5,965,153
Household Products - 1.6%
Church & Dwight Co., Inc.	30,060	2,816,923
Clorox Co.	10,938	2,298,839
Energizer Holdings, Inc.	6,018	235,545
Reynolds Consumer Products, Inc.	1,615	49,451
		5,400,758
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	1,482	69,135

TOTAL CONSUMER STAPLES		14,599,658

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc. (a)	28,287	1,308,839
Equitrans Midstream Corp.	4,547	38,468
		1,347,307
FINANCIALS - 3.5%
Capital Markets - 3.0%
Apollo Global Management LLC Class A (b)	10,341	462,760
Ares Management Corp.	11,987	484,515
Carlyle Group LP (b)	1,326	32,712
Cboe Global Markets, Inc.	2,917	255,938
FactSet Research Systems, Inc.	4,539	1,520,020
LPL Financial	764	58,576
MarketAxess Holdings, Inc.	4,508	2,171,008
Morningstar, Inc.	2,218	356,233
MSCI, Inc.	9,958	3,552,815
T. Rowe Price Group, Inc.	7,027	901,002
Tradeweb Markets, Inc. Class A	8,695	504,310
Virtu Financial, Inc. Class A	6,910	158,999
		10,458,888
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)	79	26,753
LendingTree, Inc. (a)(b)	916	281,111
SLM Corp.	10,599	85,746
		393,610
Insurance - 0.4%
Alleghany Corp.	157	81,711
Axis Capital Holdings Ltd.	894	39,372
Brown & Brown, Inc.	1,535	69,489
Erie Indemnity Co. Class A	1,757	369,462
GoHealth, Inc. (a)	482	6,278
Lincoln National Corp.	2,925	91,640
Primerica, Inc.	2,988	338,062
RenaissanceRe Holdings Ltd.	2,090	354,757
		1,350,771

TOTAL FINANCIALS		12,203,269

HEALTH CARE - 22.8%
Biotechnology - 6.2%
ACADIA Pharmaceuticals, Inc. (a)	13,524	557,865
Acceleron Pharma, Inc. (a)	5,904	664,377
Agios Pharmaceuticals, Inc. (a)	714	24,990
Alexion Pharmaceuticals, Inc. (a)	4,006	458,407
Alnylam Pharmaceuticals, Inc. (a)	14,111	2,054,562
BioMarin Pharmaceutical, Inc. (a)	20,026	1,523,578
bluebird bio, Inc. (a)	3,621	195,353
Exact Sciences Corp. (a)	15,791	1,609,892
Exelixis, Inc. (a)	13,480	329,586
Global Blood Therapeutics, Inc. (a)	7,154	394,472
Immunomedics, Inc. (a)	25,173	2,140,460
Incyte Corp. (a)	22,264	1,997,971
Ionis Pharmaceuticals, Inc. (a)	7,856	372,767
Iovance Biotherapeutics, Inc. (a)	16,839	554,340
Moderna, Inc. (a)(b)	34,911	2,469,953
Neurocrine Biosciences, Inc. (a)	11,243	1,081,127
Repligen Corp. (a)	6,383	941,748
Sage Therapeutics, Inc. (a)	459	28,054
Sarepta Therapeutics, Inc. (a)	9,097	1,277,492
Seattle Genetics, Inc. (a)	14,877	2,911,280
		21,588,274
Health Care Equipment & Supplies - 7.2%
Abiomed, Inc. (a)	5,412	1,499,449
Align Technology, Inc. (a)	9,546	3,124,979
Haemonetics Corp. (a)	5,679	495,493
Hill-Rom Holdings, Inc.	957	79,919
Hologic, Inc. (a)	21,881	1,454,430
ICU Medical, Inc. (a)	639	116,784
IDEXX Laboratories, Inc. (a)	10,287	4,043,923
Insulet Corp. (a)	8,018	1,896,979
Masimo Corp. (a)	5,973	1,409,986
Novocure Ltd. (a)	12,149	1,352,305
Penumbra, Inc. (a)(b)	4,028	782,963
Quidel Corp. (a)	4,542	996,424
ResMed, Inc.	17,527	3,004,654
STERIS PLC (b)	546	96,200
Tandem Diabetes Care, Inc. (a)	6,454	732,529
Teleflex, Inc.	3,571	1,215,640
The Cooper Companies, Inc.	720	242,726
Varian Medical Systems, Inc. (a)	1,397	240,284
West Pharmaceutical Services, Inc.	8,972	2,466,403
		25,252,070
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	3,862	913,093
AmerisourceBergen Corp.	8,552	828,860
Cardinal Health, Inc.	35,764	1,679,120
Chemed Corp.	1,894	909,783
DaVita HealthCare Partners, Inc. (a)	1,692	144,920
Encompass Health Corp.	5,438	353,361
Guardant Health, Inc. (a)	9,179	1,026,029
Laboratory Corp. of America Holdings (a)	652	122,752
McKesson Corp.	14,721	2,192,399
Molina Healthcare, Inc. (a)	4,827	883,534
Oak Street Health, Inc. (a)	1,112	59,425
		9,113,276
Health Care Technology - 3.0%
Cerner Corp.	37,207	2,689,694
Change Healthcare, Inc. (a)	21,772	315,912
Livongo Health, Inc. (a)	6,753	945,758
Teladoc Health, Inc. (a)(b)	7,924	1,737,258
Veeva Systems, Inc. Class A (a)	16,335	4,593,239
		10,281,861
Life Sciences Tools & Services - 3.2%
10X Genomics, Inc. (a)	7,019	875,129
Adaptive Biotechnologies Corp. (a)	9,316	453,037
Agilent Technologies, Inc.	3,254	328,459
Avantor, Inc. (a)	54,714	1,230,518
Berkeley Lights, Inc. (a)	621	47,420
Bio-Techne Corp.	4,364	1,081,094
Bruker Corp.	5,364	213,219
Charles River Laboratories International, Inc. (a)	5,290	1,197,921
IQVIA Holdings, Inc. (a)	8,812	1,389,036
Mettler-Toledo International, Inc. (a)	2,711	2,618,148
PerkinElmer, Inc.	2,640	331,346
PPD, Inc.	16,525	611,260
PRA Health Sciences, Inc. (a)	6,568	666,258
Syneos Health, Inc. (a)	895	47,578
Waters Corp. (a)	554	108,407
		11,198,830
Pharmaceuticals - 0.6%
Horizon Therapeutics PLC (a)	22,076	1,714,864
Reata Pharmaceuticals, Inc. (a)(b)	2,629	256,117
Royalty Pharma PLC	4,446	187,043
		2,158,024

TOTAL HEALTH CARE		79,592,335

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	7,646	693,492
BWX Technologies, Inc.	7,452	419,622
HEICO Corp.	4,347	454,957
HEICO Corp. Class A	7,691	681,884
Huntington Ingalls Industries, Inc.	462	65,027
Mercury Systems, Inc. (a)	5,432	420,763
TransDigm Group, Inc.	1,418	673,720
Virgin Galactic Holdings, Inc. (a)(b)	7,037	135,322
		3,544,787
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,544	259,971
Expeditors International of Washington, Inc.	12,439	1,125,978
XPO Logistics, Inc. (a)	550	46,563
		1,432,512
Building Products - 0.9%
Allegion PLC	7,320	724,021
Armstrong World Industries, Inc.	2,155	148,286
Carrier Global Corp.	38,124	1,164,307
The AZEK Co., Inc.	779	27,117
Trex Co., Inc. (a)	14,136	1,012,138
		3,075,869
Commercial Services & Supplies - 2.0%
Cintas Corp.	9,563	3,182,853
Copart, Inc. (a)	24,837	2,611,859
IAA Spinco, Inc. (a)	3,906	203,385
MSA Safety, Inc.	987	132,426
Rollins, Inc.	15,855	859,182
		6,989,705
Construction & Engineering - 0.1%
Quanta Services, Inc.	3,377	178,508
Electrical Equipment - 0.9%
Generac Holdings, Inc. (a)	6,811	1,318,882
Rockwell Automation, Inc.	6,889	1,520,265
Vertiv Holdings Co. (a)	26,809	464,332
		3,303,479
Machinery - 1.0%
Allison Transmission Holdings, Inc.	8,922	313,519
Donaldson Co., Inc.	1,605	74,504
Graco, Inc.	10,091	619,083
Lincoln Electric Holdings, Inc. (b)	2,971	273,451
Nordson Corp.	5,736	1,100,280
Toro Co.	11,771	988,175
		3,369,012
Professional Services - 3.8%
CoreLogic, Inc.	489	33,091
CoStar Group, Inc. (a)	4,767	4,044,847
Dun & Bradstreet Holdings, Inc. (a)	5,150	132,149
Equifax, Inc.	10,974	1,721,821
IHS Markit Ltd.	26,455	2,076,982
TransUnion Holding Co., Inc.	21,159	1,780,107
Verisk Analytics, Inc.	19,393	3,593,717
		13,382,714
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	2,767	349,693
Landstar System, Inc.	3,785	474,980
Old Dominion Freight Lines, Inc.	10,280	1,859,858
		2,684,531
Trading Companies & Distributors - 1.1%
Fastenal Co.	56,783	2,560,345
W.W. Grainger, Inc.	3,994	1,424,939
		3,985,284

TOTAL INDUSTRIALS		41,946,401

INFORMATION TECHNOLOGY - 36.0%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	5,897	1,220,266
CommScope Holding Co., Inc. (a)	1,490	13,410
Lumentum Holdings, Inc. (a)	982	73,778
Motorola Solutions, Inc.	2,121	332,594
Ubiquiti, Inc. (b)	849	141,494
		1,781,542
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	20,937	2,266,849
CDW Corp.	17,345	2,073,248
Cognex Corp.	20,136	1,310,854
Coherent, Inc. (a)	2,436	270,225
Dolby Laboratories, Inc. Class A	901	59,718
IPG Photonics Corp. (a)	275	46,742
Jabil, Inc.	3,414	116,964
Keysight Technologies, Inc. (a)	7,685	759,124
Zebra Technologies Corp. Class A (a)	5,864	1,480,425
		8,384,149
IT Services - 8.7%
Akamai Technologies, Inc. (a)	16,107	1,780,468
BigCommerce Holdings, Inc. (a)(b)	901	75,053
Black Knight, Inc. (a)	18,492	1,609,729
Booz Allen Hamilton Holding Corp. Class A	16,531	1,371,742
Broadridge Financial Solutions, Inc.	13,989	1,846,548
CACI International, Inc. Class A (a)	489	104,235
EPAM Systems, Inc. (a)	6,497	2,100,350
Fastly, Inc. Class A (a)(b)	9,638	902,888
FleetCor Technologies, Inc. (a)	10,082	2,400,524
Gartner, Inc. (a)	10,577	1,321,596
Genpact Ltd.	8,918	347,356
GoDaddy, Inc. (a)	20,237	1,537,405
Jack Henry & Associates, Inc.	7,296	1,186,257
Leidos Holdings, Inc.	1,595	142,194
MongoDB, Inc. Class A (a)	6,148	1,423,323
Okta, Inc. (a)	14,061	3,006,945
Paychex, Inc.	31,000	2,472,870
Science Applications International Corp.	920	72,146
StoneCo Ltd. Class A (a)	21,859	1,156,123
Switch, Inc. Class A	10,788	168,401
The Western Union Co.	9,722	208,342
Twilio, Inc. Class A (a)	13,935	3,443,199
VeriSign, Inc. (a)	7,413	1,518,553
WEX, Inc. (a)	466	64,760
		30,261,007
Semiconductors & Semiconductor Equipment - 5.3%
Enphase Energy, Inc. (a)	12,914	1,066,567
Entegris, Inc.	15,327	1,139,409
Inphi Corp. (a)	5,843	655,877
KLA-Tencor Corp.	18,984	3,677,960
Maxim Integrated Products, Inc.	10,778	728,701
Microchip Technology, Inc.	22,215	2,282,813
MKS Instruments, Inc.	5,024	548,772
Monolithic Power Systems, Inc.	5,320	1,487,525
SolarEdge Technologies, Inc. (a)	5,972	1,423,426
Teradyne, Inc.	20,222	1,606,840
Universal Display Corp.	5,246	948,162
Xilinx, Inc.	29,871	3,113,753
		18,679,805
Software - 18.8%
2U, Inc. (a)(b)	2,706	91,625
Alteryx, Inc. Class A (a)(b)	6,437	730,921
Anaplan, Inc. (a)	15,929	996,837
ANSYS, Inc. (a)	10,476	3,428,061
Aspen Technology, Inc. (a)	7,700	974,743
Avalara, Inc. (a)	10,079	1,283,460
Bill.Com Holdings, Inc. (a)	6,663	668,366
Cadence Design Systems, Inc. (a)	33,714	3,594,924
CDK Global, Inc.	1,897	82,690
Ceridian HCM Holding, Inc. (a)	9,236	763,355
Citrix Systems, Inc.	4,098	564,336
Cloudflare, Inc. (a)	13,327	547,207
Coupa Software, Inc. (a)	8,120	2,226,829
Crowdstrike Holdings, Inc. (a)	13,465	1,849,014
Datadog, Inc. Class A (a)	18,637	1,903,956
DocuSign, Inc. (a)	21,802	4,692,652
Dropbox, Inc. Class A (a)	29,997	577,742
Duck Creek Technologies, Inc. (a)(b)	1,461	66,373
Dynatrace, Inc. (a)	22,358	917,125
Elastic NV (a)	7,972	860,099
Everbridge, Inc. (a)	4,192	527,060
Fair Isaac Corp. (a)	3,420	1,454,800
FireEye, Inc. (a)	6,152	75,946
Five9, Inc. (a)	7,543	978,176
Fortinet, Inc. (a)	16,255	1,915,002
Globant SA (a)	4,708	843,768
Guidewire Software, Inc. (a)	1,929	201,137
HubSpot, Inc. (a)	5,059	1,478,392
Jamf Holding Corp. (a)(b)	1,188	44,681
Manhattan Associates, Inc. (a)	6,895	658,404
Medallia, Inc. (a)(b)	10,222	280,287
nCino, Inc. (a)	785	62,549
New Relic, Inc. (a)	6,257	352,645
Nortonlifelock, Inc.	67,120	1,398,781
Nutanix, Inc. Class A (a)	22,373	496,233
Pagerduty, Inc. (a)(b)	8,372	226,965
Palo Alto Networks, Inc. (a)	11,564	2,830,289
Parametric Technology Corp. (a)	12,752	1,054,845
Paycom Software, Inc. (a)	6,023	1,874,960
Paylocity Holding Corp. (a)	4,229	682,645
Pegasystems, Inc.	4,331	524,224
Pluralsight, Inc. (a)(b)	12,759	218,562
Proofpoint, Inc. (a)	6,921	730,512
RealPage, Inc. (a)	9,381	540,721
RingCentral, Inc. (a)	9,480	2,603,303
Slack Technologies, Inc. Class A (a)(b)	46,605	1,251,810
Smartsheet, Inc. (a)	13,500	667,170
Splunk, Inc. (a)	19,441	3,657,435
SS&C Technologies Holdings, Inc.	5,739	347,324
Synopsys, Inc. (a)	16,988	3,635,092
Teradata Corp. (a)(b)	10,140	230,178
The Trade Desk, Inc. (a)	5,053	2,621,395
Tyler Technologies, Inc. (a)	4,847	1,689,470
Zendesk, Inc. (a)	13,960	1,436,763
Zscaler, Inc. (a)	8,595	1,209,231
		65,621,070
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	14,669	643,089
Pure Storage, Inc. Class A (a)	16,914	260,306
		903,395

TOTAL INFORMATION TECHNOLOGY		125,630,968

MATERIALS - 2.1%
Chemicals - 0.7%
FMC Corp.	3,118	330,227
NewMarket Corp.	697	238,597
RPM International, Inc.	13,063	1,082,139
The Scotts Miracle-Gro Co. Class A	4,640	709,502
W.R. Grace & Co.	2,461	99,154
		2,459,619
Containers & Packaging - 1.2%
Amcor PLC	28,903	319,378
Avery Dennison Corp.	4,192	535,905
Ball Corp.	36,516	3,035,210
Berry Global Group, Inc. (a)	5,518	266,630
Crown Holdings, Inc. (a)	1,632	125,436
Graphic Packaging Holding Co.	7,413	104,449
		4,387,008
Metals & Mining - 0.2%
Royal Gold, Inc.	5,737	689,415

TOTAL MATERIALS		7,536,042

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Americold Realty Trust	2,470	88,303
Brookfield Property REIT, Inc. Class A (b)	5,003	61,237
CoreSite Realty Corp.	3,311	393,612
Equity Lifestyle Properties, Inc.	8,715	534,230
Extra Space Storage, Inc.	10,852	1,161,055
Iron Mountain, Inc.	20,486	548,820
Simon Property Group, Inc.	29,282	1,893,960
		4,681,217
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	10,315	317,083
TOTAL COMMON STOCKS
(Cost $291,724,430)		346,410,153

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.10% (c)	4,722,663	4,723,608
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	13,319,234	13,320,566
TOTAL MONEY MARKET FUNDS
(Cost $18,044,174)		18,044,174
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $309,768,604)		364,454,327
NET OTHER ASSETS (LIABILITIES) - (4.4)%(e)		(15,197,590)
NET ASSETS - 100%		$349,256,737

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Dec. 2020	$2,227,080	$29,582	$29,582

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $121,500 of cash collateral to cover marginrequirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$932
Fidelity Securities Lending Cash Central Fund	2,507
Total	$3,439

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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